Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net sales [line items]
Net sales	kr 236,681	kr 247,880	kr 263,351
Of which IPR licensing revenues	14,506	13,962	11,101
Of which export sales from Sweden	134,341	133,339	125,242
Hardware [member]
Disclosure of net sales [line items]
Net sales	88,612	93,521	99,642
Software [member]
Disclosure of net sales [line items]
Net sales	55,122	56,629	59,123
Services [member]
Disclosure of net sales [line items]
Net sales	kr 92,947	kr 97,730	kr 104,586